CARILLON SERIES TRUST

Carillon Chartwell Income Fund

Carillon Chartwell Mid Cap Value Fund

Carillon Chartwell Small Cap Value Fund

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED DECEMBER 18, 2023 TO

THE PROSPECTUS, SUMMARY PROSPECTUSES

AND STATEMENT OF ADDITIONAL

INFORMATION DATED MAY 1, 2023, AS

PREVIOUSLY AMENDED OR SUPPLEMENTED

Effective January 1, 2024, Reid T. Halloran, currently a Research Analyst on the Chartwell Investment Partners (“Chartwell”) value equity investment team, is scheduled to become a Portfolio Manager for the Funds.

Reid joined Chartwell in 2010. Prior to joining Chartwell in 2010, Reid worked as an Investment Analyst at Aberdeen Asset Management in the North American Equities division. Reid earned a Bachelor of Science degree in Business Management from Babson College. He began his investment career in 2006.

In addition, effective March 31, 2025, David C. Dalrymple, CFA® will retire as a Portfolio Manager of the Funds.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS, SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE